Exhibit 99.2

2022-A SEMI-ANNUAL SERVICER’S CERTIFICATE Dated as of 11/09/2022

Pursuant to Section 4.01(c)(ii) of the Recovery Property Servicing Agreement, dated as of February 24, 2021, (the “Servicing Agreement”), between, SOUTHERN CALIFORNIA EDISON COMPANY, a California corporation, as Servicer and SCE RECOVERY FUNDING LLC, as Issuer, the Servicer does hereby certify, for the Payment Date 11/15/2022 (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Period: 02/08/2022 to 10/31/2022

Payment Date: 11/15/2022

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

Fixed Recovery Charge Remittances
a. Estimated Fixed Recovery Charges Remitted for February Collection Period			$—
b. Estimated Fixed Recovery Charges Remitted for March Collection Period			$—
c. Estimated Fixed Recovery Charges Remitted for April Collection Period			$—
d. Estimated Fixed Recovery Charges Remitted for May Collection Period			$9,470.41
e. Estimated Fixed Recovery Charges Remitted for June Collection Period			$2,091,852.42
f. Estimated Fixed Recovery Charges Remitted for July Collection Period			$5,037,370.61
g. Estimated Fixed Recovery Charges Remitted for August Collection Period			$4,749,437.56
h. Estimated Fixed Recovery Charges Remitted for September Collection Period			$4,094,837.85
i. Estimated Fixed Recovery Charges Remitted for October Collection Period			$3,956,594.23

i. Total Estimated Fixed Recovery Charge Remittances[1,2]			$19,939,563.08
ii Investment Earnings on Collection Account			$47,049.92

iii. Investment Earnings on General Subaccount
iv. General Subaccount Balance (sum of i through iii above)			$19,986,613.00

v. Capital Subaccount Balance as of Prior Payment Date			$2,666,325.00
vi. Investment Earnings on Capital Subaccount			$—

vii. Capital Subaccount Balance			$2,666,325.00

viii. Excess Funds Subaccount Balance as of Prior Payment Date			$—
ix. Investment Earnings on Excess Funds Subaccount			$—

x. Excess Funds Subaccount Balance			$—

xi. Collection Account Balance (sum of iv, vii and x above)			$22,652,938.00

2. Outstanding Amounts of as of Prior Payment Date:
i. Tranche A-1 Outstanding Amount			$100,000,000.00
ii. Tranche A-2 Outstanding Amount			$305,000,000.00
iii. Tranche A-3 Outstanding Amount			$128,265,000.00

iv. Aggregate Outstanding Amount of all Tranches of Recovery Bonds:			$533,265,000.00

3. Required Funding/Payments as of Current Payment Date:			$15,738,395.11

Principal			Principal Due
i. Tranche A-1			$4,094,194.00
ii. Tranche A-2			$—
iii. Tranche A-3			$—
iv. For all Tranches of Recovery Bonds:			$4,094,194.00

Interest Tranche	Interest Rate	Days in Interest Period	Interest Due
v. Tranche A-1	1.977%	270	$1,482,750.00
vi. Tranche A-2	2.943%	270	$6,732,112.50
vii. Tranche A-3	3.240%	270	$3,116,839.50

viii. For all Tranches of Recovery Bonds:			$11,331,702.00

ix. Capital Subaccount		$2,666,325.00	$—

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture

i. Indenture Trustee Fees and Expenses; Indemnity Amounts[3]			$—
ii. Servicing Fee			$199,974.38
iii. Administration Fee & Costs and Expenses from Unaffiliated Parties			$37,500.00
iv. Other Ongoing Financing Costs			$14,832.45
v. Semi-Annual Interest (including any past-due for prior periods)			$—
vi. Return on SCE Capital Contribution			$60,192.29

[1]

Based upon Estimated Fixed Recovery Charges remitted during Collection Period (i.e., Estimated Fixed Recovery Charges remitted within two Servicer Business Days of deemed collection date). If Deemed Receipt Date is a non-business day, then it is considered received on the next business day.

[2]	Does not include reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period.
[3]	Subject to $200,000 cap per annum.

Tranche[4]	Per $1000 of Original Principal	Aggregate
1. Tranche A-1 Interest Payment	$14.83	$1,482,750.00
2. Tranche A-2 Interest Payment	$22.07	$6,732,112.50
3. Tranche A-3 Interest Payment	$24.30	$3,116,839.50

4 On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

vii Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date	$1,000.00	$533,265,000.00

Tranche	Per $1000 of Original Principal	Aggregate
1. Tranche A-1 Principal Payment	$40.94	$4,094,194.00
2. Tranche A-2 Principal Payment	$—	$—
3. Tranche A-3 Principal Payment	$—	$—

viii. Semi-Annual Principal		$4,094,194.00
ix. Deposit to Excess Funds Subaccount		$4,248,217.89
x. Released to Issuer upon Retirement of all Notes		$4,248,217.89
xi. Aggregate Remittances as of Current Payment Date		$19,939,563.08

5. Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:

i. Excess Funds Subaccount		$—
ii. Capital Subaccount		$—
iii. Total Withdrawals		$—

6. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i. Tranche A-1		$95,905,806.00
ii. Tranche A-2		$305,000,000.00
iii. Tranche A-3		$128,265,000.00

iv. Aggregate Outstanding Amount of all Tranches of Recovery Bonds:		$529,170,806.00

v. Excess Funds Subaccount Balance		$4,248,217.89
vi. Capital Subaccount Balance		$2,666,325.00

vii. Aggregate Collection Account Balance		$6,914,542.89

7. Shortfalls in Interest and Principal Payments as of Current Payment Date

i. Semi-annual Interest
Tranche A-1 Interest Payment		$—
Tranche A-2 Interest Payment		$—
Tranche A-3 Interest Payment		$—

ii. Semi-annual Principal
Tranche A-1 Principal Payment		$—
Tranche A-2 Principal Payment		$—
Tranche A-3 Principal Payment		$—

8. Shortfalls in Required Subaccount Levels as of Current Payment Date

iii. Capital Subaccount		$—

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate as of the date first above written.

SERVICER:

SOUTHERN CALIFORNIA EDISON COMPANY,
a California corporation

By:	Name: Brendan Bond
Title: Assistant Treasurer